Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Apr. 26, 2012	Apr. 05, 2011
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 14,611,379	$ 14,668,221
Current portion of long-term debt		49,000
Unamortized prepaid debt issuance costs	(121,700)	(142,900)
Total long-term debt, excluding current portion	14,611,379	14,619,221
Long-term debt, Fair Value	11,331,337	15,057,196
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,442,462	3,462,756
Total long-term debt, excluding current portion	3,442,462	3,462,756
Long-term debt, Fair Value	1,735,063	3,529,400
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	475,000	500,000
Long-term debt, Fair Value	355,063	509,400
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(2,066)	(2,972)
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000	2,000,000
Long-term debt, Fair Value	930,000	2,005,000
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member] | Estimate of Fair Value Measurement [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	0	0
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(19,602)	(22,385)
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,000,000	1,000,000
Long-term debt, Fair Value	450,000	1,015,000
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(10,870)	(11,887)
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	11,168,917	11,205,465		$ 2,650,000
Current portion of long-term debt		49,000
Total long-term debt, excluding current portion	11,168,917	11,156,465
Long-term debt, Fair Value	9,596,274	11,527,796
Intelsat Jackson [Member] | Jackson Revolver [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and discount on Senior Credit Facilities and Jackson Revolver	0	0
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000	2,200,000	$ 1,200,000
Long-term debt, Fair Value	1,919,500	2,318,360
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and premium	(8,248)	(9,635)
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000	1,500,000
Long-term debt, Fair Value	1,368,750	1,563,750
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(8,203)	(10,355)
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000	1,150,000
Long-term debt, Fair Value	1,000,500	1,227,625
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(8,137)	(9,350)
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,275,000	1,275,000
Long-term debt, Fair Value	803,250	1,313,250
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and premium	20,428	22,694
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000	2,000,000
Long-term debt, Fair Value	1,560,000	1,980,000
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs	(16,719)	(18,439)
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,095,000	3,095,000
Long-term debt, Fair Value	2,944,274	3,075,811
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		49,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member] | Estimate of Fair Value Measurement [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		49,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and premium	$ (30,204)	$ (38,450)